ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Sunergy Co., Ltd. (the "Company" or "China Sunergy Cayman") was incorporated under the laws of the Cayman Islands on August 4, 2006. The Company and its subsidiaries (collectively referred to as the "Group") are principally engaged in the design, development, manufacturing and marketing of solar cells and modules in the People's Republic of China (the "PRC") and overseas markets.

As of December 31, 2012, the Company's subsidiaries include the following entities:

		Date of
		Incorporation	Percentage of
Subsidiaries' Name	Principal Activities	or acquisition	Ownership	Place of Incorporation

China Sunergy Co., Ltd.	Investment Holding	January 27, 2006	100%	British Virgin Islands
("China Sunergy BVI")
China Sunergy (Hong Kong) Co.,Limited	Investment Holding	December 7, 2007	100%	Hong Kong
("Sunergy Hong Kong")
China Sunergy Europe Gmbh	Marketing Service	November 27, 2007	100%	Germany
China Sunergy (Nanjing) Co., Ltd.	Solar cells manufacturing	August 2, 2004	100%	PRC
("Sunergy Nanjing")
China Sunergy (Shanghai) Co., Ltd.	Solar cells manufacturing	November 1, 2007	100%	PRC
("Sunergy Shanghai")
CEEG (Shanghai) Solar Science	Modules manufacturing	November 1, 2010	100%	PRC
Technology Co., Ltd. ("SST")
CEEG (Nanjing) Renewable	Modules manufacturing	November 1, 2010	100%	PRC
Energy Co.,Ltd ("NRE")
China Sunergy (US) Clean Tech Inc	Sales & Marketing service	April 8, 2011	100%	US
CSUN Trading (Hong Kong)	Trading	May 4, 2011	100%	Hong Kong
Co., Limited
China Sunergy	Solar cell	June 30, 2011	100%	PRC
(Yangzhou) Co., Ltd	Manufacturing and R&D
China Sunergy	Photovoltaic project's	August 5, 2011	100%	Luxembourg
Luxembourg S.A	Engineering& sales
CSUN International (Hong Kong)			100%	Hong Kong
Co., Ltd	Invest Holding	March 22, 2012
CSUN Holding (Luxembourg) s.a.r.l	Invest Holding	April 26, 2012	100%	Luxembourg
CSUN Renewable Energy
(France) S.A.R.L	Marketing service	May 29, 2012	100%	France
CSUN Holding UK LTD	Photovoltaic project's	July 17, 2012	100%	UK
	Engineering & sales
CSUN Italy S.R.L	Marketing service	August 29, 2012	100%	Italy
Hami Huiteng Solar Power Co., Ltd	Photovoltaic project's	August 29, 2012	100%	PRC
	Engineering and sales
CSUN Eurasia Energy Systems	Modules manufacturing	November 12, 2012	80%	Turkey
Industry and Trade Inc.
CSUN Eurasia Energy Technologies	Solar cells manufacturing	November 12, 2012	80%	Turkey
Industry and Trade Inc.
AEE Renewable UK 6 Limited	Photovoltaic Project	October 2012	100%	UK
AEE Renewable UK 7 Limited	Photovoltaic Project	October 2012	100%	UK

On November 1, 2010, Sunergy Nanjing acquired all equity interests of SST and NRE. See Note 3 "Business acquisitions" for details.

The Group established China Sunergy Luxembourg S.A. in 2011 and CSUN Holding UK LTD in 2012 and began entering into arrangements to develop commercial solar power systems ("project assets"). The details of the project assets are discussed in Note 2(h).